ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) € in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Jun. 02, 2016 shares	Dec. 19, 2016 USD ($)	Dec. 19, 2016 EUR (€)	Apr. 30, 2012	Jan. 31, 2012 USD ($)	Jan. 31, 2012 EUR (€)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2016 ₪ / shares	May 31, 2016
Restructuring Cost and Reserve [Line Items]
Business acquisition, Consideration transferred							$ 6,500
Estimated useful life							10 years	10 years
Impairment on goodwill										$ 80
Income tax position measurement and recognition, Likelihood of position being realized, Minimum percentage							50.00%	50.00%
Inventory writedowns									511	$ 376	$ 519
Mr. Yitzhak Nissan [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, Percentage acquired	56.60%												50.50%
Shares issued in consideration of acquisition | shares	620,142
Nistec [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, Percentage acquired							50.50%
Business acquisition, Consideration transferred							$ 4,200
Shares issued in consideration of acquisition | shares							3,532,655	3,532,655
Purchase price per share | ₪ / shares												₪ 0.6
Nistec [Member] | Merhav M.N.F. Ltd. [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, Percentage acquired							24.10%
Business acquisition, Consideration transferred							$ 2,300
Shares issued in consideration of acquisition | shares							1,589,440	1,589,440
Kubatronik [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition date							Jun. 10, 2002	Jun. 10, 2002
Business acquisition, Percentage acquired							76.00%
Business acquisition, Consideration transferred		$ 508			$ 89		$ 2,400
Increase due to increase in holding							1,000
Cumulative impairment of goodwill							$ 1,000
Automatic consecutive extension period for put and call options, years							2 years	2 years
Prior notice cancellation period for put and call options, months							6 months	6 months
Remaining interest of seller, percentage				24.00%			21.00%	21.00%
Put option aggregate exercise price							$ 587		$ 587
Call option aggregate exercise price							$ 623
Call option, Exercise notice to sell remaining interest, percentage					3.00%	3.00%
Amount received in advance to support cash flow		116
Advance amount and debt total		$ 1,084
Contingent consideration parent company in net profit for 2017, percentage		20.00%	20.00%
Contingent consideration parent company in net profit for 2018 and 2019, percentage		10.00%	10.00%
Discount on sale, percentage		10.00%	10.00%
Commission on sales, percentage		10.00%	10.00%
Loss recognized on sale of shares back to seller		$ 271
Kubatronik [Member] | EUR [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, Consideration transferred | €			€ 483			€ 69		€ 2,600
Increase due to increase in holding | €								1,100
Put option aggregate exercise price | €								483
Call option aggregate exercise price | €								€ 513
Amount received in advance to support cash flow | €			110
Advance amount and debt total | €			€ 1,031